Related Party Transactions	6 Months Ended
Oct. 31, 2024
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS
11.
RELATED PARTY TRANSACTIONS

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company. Key management consists of Dr. Jennifer Bath, President and CEO; Kristin Taylor, CFO; Brad McConn, former Chief Financial Officer; Dr. Ilse Roodink, Chief Scientific Officer; Lisa Helbling, former Director, Dr. Barry Duplantis, former Vice President of Client Relations; and Directors of the Company. During the six months ended October 31, 2024 and 2023, the compensation for key management is as follows:

	Three months ended October 31,		Six months ended October 31,
(in thousands)	2024 $	2023 $	2024 $	2023 $
Salaries and other short-term benefits	918	926	1,531	1,573
Severance (included in salaries)	—	—	—	60
Share-based expense	163	604	279	1,120
Director compensation (included in salaries)	84	100	168	171
	1,165	1,630	1,978	2,924

As of October 31, 2024, included in accounts payable and accrued liabilities is $1.8 million (April 30, 2024 - $1.2 million) due to related parties. The amounts payable are non-interest bearing and unsecured.

These transactions are in the normal course of operations and are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties, unless otherwise noted.